Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019
Assets:
Derivative assets		¥ 21,190,000		¥ 14,929,000
Netting		(19,248,000)		(14,077,000)
Collateralized agreements		15,907,112		17,306,959
Other assets		827,022		748,091
Liabilities:
Derivative liabilities	[1]	20,790,000		14,517,000
Netting		(18,987,000)	[1],[2]	(13,710,000)
Short-term borrowings		376,910		362,612
Collateralized financing		18,028,339		16,684,403
Long-term borrowings		3,707,643		3,576,293
Recurring [Member]
Assets:
Trading assets and private equity investments	[3]	14,930,000		13,498,000
Derivative assets	[4]	1,942,000		852,000
Netting	[4]	(19,248,000)		(14,077,000)
Subtotal, Assets		16,872,000		14,350,000
Loans and receivables	[5]	805,000		673,000
Collateralized agreements	[6]	549,000		648,000
Total Assets		19,247,000		16,724,000
Liabilities:
Trading liabilities		6,737,000		7,405,000
Derivative liabilities	[4]	1,809,000		815,000
Netting	[4]	(18,987,000)		(13,710,000)
Subtotal, Liabilities		8,546,000		8,220,000
Short-term borrowings	[7]	377,000		363,000
Payables and deposits	[8]	15,000		0
Collateralized financing	[6]	247,000		291,000
Long-term borrowings	[7],[9],[10]	3,702,000		3,570,000
Other liabilities	[11]	299,000		298,000
Total Liabilities		13,186,000		12,742,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	2,115,000		2,470,000
Liabilities:
Trading liabilities		1,564,000		1,820,000
Recurring [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]	38,000		26,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]	1,826,000		1,987,000
Liabilities:
Trading liabilities		1,108,000		1,264,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	108,000		215,000
Liabilities:
Trading liabilities		0		3,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	5,265,000		4,199,000
Liabilities:
Trading liabilities		3,230,000		3,833,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]	1,494,000		1,288,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		273,000		319,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	1,000		3,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	3,688,000		2,764,000
Issued/Guaranteed by government sponsored entity	[3]	3,616,000		2,706,000
Other	[3]	72,000		58,000
Liabilities:
Trading liabilities		3,000		0
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]	94,000		69,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]	53,000		74,000
Liabilities:
Trading liabilities	[14]	2,000		3,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	248,000		403,000
Liabilities:
Trading liabilities		557,000		163,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,921,000		851,000
Liabilities:
Derivative liabilities	[4]	2,008,000		920,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	13,629,000		8,632,000
Liabilities:
Derivative liabilities	[4]	13,220,000		8,298,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	407,000		533,000
Liabilities:
Derivative liabilities	[4]	457,000		464,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	5,224,000		4,912,000
Liabilities:
Derivative liabilities	[4]	5,105,000		4,842,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	9,000		1,000
Liabilities:
Derivative liabilities	[4]	6,000		1,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets		455,000		461,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[12]	566,000		592,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Derivative assets	[4],[15]	(19,248,000)		(14,077,000)
Netting	[4],[15]	(19,248,000)		(14,077,000)
Subtotal, Assets	[15]	(19,248,000)		(14,077,000)
Loans and receivables	[5],[15]
Collateralized agreements	[6],[15]
Total Assets	[15]	(19,248,000)		(14,077,000)
Liabilities:
Trading liabilities	[15]
Derivative liabilities	[4],[15]	(18,987,000)		(13,710,000)
Netting	[4],[15]	(18,987,000)		(13,710,000)
Subtotal, Liabilities	[15]	(18,987,000)		(13,710,000)
Short-term borrowings	[7],[15]
Payables and deposits	[8],[15]
Collateralized financing	[6],[15]
Long-term borrowings	[7],[9],[10],[15]
Other liabilities	[11],[15]
Total Liabilities	[15]	(18,987,000)		(13,710,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12],[15]
Liabilities:
Trading liabilities			[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[3],[13],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Issued/Guaranteed by government sponsored entity	[3],[15]
Other	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14],[15]
Liabilities:
Trading liabilities	[14],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[3],[12],[15]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity investments	[3]	6,480,000		6,378,000
Derivative assets	[4]	71,000		16,000
Netting	[4]
Subtotal, Assets		6,551,000		6,394,000
Loans and receivables	[5]
Collateralized agreements	[6]
Total Assets		6,926,000		6,948,000
Liabilities:
Trading liabilities		5,045,000		5,913,000
Derivative liabilities	[4]	44,000		11,000
Netting	[4]
Subtotal, Liabilities		5,089,000		5,924,000
Short-term borrowings	[7]
Payables and deposits	[8]
Collateralized financing	[6]
Long-term borrowings	[7],[9],[10]	2,000		11,000
Other liabilities	[11]	170,000		276,000
Total Liabilities		5,261,000		6,211,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	1,193,000		1,392,000
Liabilities:
Trading liabilities		1,412,000		1,622,000
Recurring [Member] | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]	1,826,000		1,987,000
Liabilities:
Trading liabilities		1,108,000		1,264,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	3,257,000		2,650,000
Liabilities:
Trading liabilities		2,116,000		2,906,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]
Issued/Guaranteed by government sponsored entity	[3]
Other	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]
Liabilities:
Trading liabilities	[14]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	204,000		349,000
Liabilities:
Trading liabilities		409,000		121,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	4,000		1,000
Liabilities:
Derivative liabilities	[4]	7,000		1,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	55,000		12,000
Liabilities:
Derivative liabilities	[4]	18,000		6,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	3,000		2,000
Liabilities:
Derivative liabilities	[4]	14,000		3,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	0		0
Liabilities:
Derivative liabilities	[4]	0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	9,000		1,000
Liabilities:
Derivative liabilities	[4]	5,000		1,000
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		123,000		138,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	252,000		416,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity investments	[3]	7,978,000		6,821,000
Derivative assets	[4]	20,921,000		14,786,000
Netting	[4]
Subtotal, Assets		28,899,000		21,607,000
Loans and receivables	[5]	709,000		544,000
Collateralized agreements	[6]	534,000		615,000
Total Assets		30,620,000		23,099,000
Liabilities:
Trading liabilities		1,690,000		1,492,000
Derivative liabilities	[4]	20,525,000		14,337,000
Netting	[4]
Subtotal, Liabilities		22,215,000		15,829,000
Short-term borrowings	[7]	348,000		332,000
Payables and deposits	[8]	14,000		0
Collateralized financing	[6]	247,000		291,000
Long-term borrowings	[7],[9],[10]	3,291,000		3,024,000
Other liabilities	[11]	129,000		22,000
Total Liabilities		26,244,000		19,498,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	908,000		1,065,000
Liabilities:
Trading liabilities		152,000		198,000
Recurring [Member] | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]	7,000
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	106,000		214,000
Liabilities:
Trading liabilities		0		3,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	2,000,000		1,544,000
Liabilities:
Trading liabilities		1,114,000		927,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]	1,266,000		1,128,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		272,000		319,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	0		1,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	3,626,000		2,761,000
Issued/Guaranteed by government sponsored entity	[3]	3,602,000		2,706,000
Other	[3]	24,000		55,000
Liabilities:
Trading liabilities		3,000		0
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]	21,000		55,000
Liabilities:
Trading liabilities	[14]	1,000		3,000
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	44,000		53,000
Liabilities:
Trading liabilities		148,000		42,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,869,000		806,000
Liabilities:
Derivative liabilities	[4]	1,972,000		867,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	13,551,000		8,610,000
Liabilities:
Derivative liabilities	[4]	13,125,000		8,228,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	318,000		500,000
Liabilities:
Derivative liabilities	[4]	356,000		422,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	5,183,000		4,870,000
Liabilities:
Derivative liabilities	[4]	5,071,000		4,820,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	0		0
Liabilities:
Derivative liabilities	[4]	1,000		0
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		332,000		323,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	146,000		10,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity investments	[3]	472,000		299,000
Derivative assets	[4]	198,000		127,000
Netting	[4]
Subtotal, Assets		670,000		426,000
Loans and receivables	[5]	96,000		129,000
Collateralized agreements	[6]	15,000		33,000
Total Assets		949,000		754,000
Liabilities:
Trading liabilities		2,000		0
Derivative liabilities	[4]	227,000		177,000
Netting	[4]
Subtotal, Liabilities		229,000		177,000
Short-term borrowings	[7]	29,000		31,000
Payables and deposits	[8]	1,000		0
Collateralized financing	[6]
Long-term borrowings	[7],[9],[10]	409,000		535,000
Other liabilities	[11]	0		0
Total Liabilities		668,000		743,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	14,000		13,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]	31,000		26,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	2,000		1,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	8,000		5,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]	228,000		160,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		1,000		0
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	1,000		2,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	62,000		3,000
Issued/Guaranteed by government sponsored entity	[3]	14,000
Other	[3]	48,000		3,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]	94,000		69,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]	32,000		19,000
Liabilities:
Trading liabilities	[14]	1,000
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	0		1,000
Liabilities:
Trading liabilities		0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	48,000		44,000
Liabilities:
Derivative liabilities	[4]	29,000		52,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	23,000		10,000
Liabilities:
Derivative liabilities	[4]	77,000		64,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	86,000		31,000
Liabilities:
Derivative liabilities	[4]	87,000		39,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	41,000		42,000
Liabilities:
Derivative liabilities	[4]	34,000		22,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]
Liabilities:
Derivative liabilities	[4]			0
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	¥ 168,000		¥ 166,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2019, Nomura offset a total of ¥1,259 billion of cash collateral receivables against net derivative liabilities and ¥1,626 billion of cash collateral payables against net derivative assets. As of March 31, 2020, Nomura offset a total of ¥1,679 billion of cash collateral receivables against net derivative liabilities and ¥1,940 billion of cash collateral payables against net derivative assets.
[3]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and March 31, 2020, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥36 billion and ¥26 billion, respectively. As of March 31, 2019 and March 31, 2020, the fair values of these investments which are included in Other assets—Others were ¥2 billion and ¥6 billion, respectively.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Includes loans for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[9]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[10]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[11]	Includes loan commitments for which the fair value option has been elected.
[12]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[13]	Private equity and debt investments are typically private non-traded financial instruments including ownership or other forms of junior capital (such as mezzanine loan). Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[15]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.